Standards Issued but Not Yet Effective - Schedule of Significant Effects of Adopting New Standards (Parenthetical) (Detail) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Contract assets - current	$ 162
Gross amounts due from customers for contract work-in-progress		$ 162	$ 2,045
Available-for-sale financial assets expected to reclassify	2,747
Trade receivables	112,419	112,403	79,472
Retained earnings	53,257	53,350	46,012
Deferred tax assets	3,026	$ 3,022	$ 3,114
Contract liabilities - current	113
IFRS 9 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Trade receivables	16
Retained earnings	16
Effect of IFRS 9 And IFRS 15 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Retained earnings	4
Deferred tax assets	4
Increase (decrease) due to application of IFRS 15 [member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Contract assets - current	162
Gross amounts due from customers for contract work-in-progress	(162)
Retained earnings	(113)
Contract liabilities - current	$ 113